Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Interest and related debt fees	$ 111,851	$ 80,151
Liquefaction Project costs	167,756	83,127
LNG terminal costs	1,065	1,612
Other	1,680	5,162
Total accrued liabilities	282,352	170,052
Accrued liabilities—affiliate	31,428	44,384
Total accrued liabilities (including affiliate)	$ 313,780	$ 214,436